Commitments and Contingencies - Summary of Warranty Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance - beginning of the year	$ 1,458	$ 1,433
Provision for warranty claims	1,872	1,163
Deduction for payments made and other adjustments	(2,123)	(1,138)
Balance - end of year	$ 1,207	$ 1,458